Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Fees	Total Payments
Total	$ 956,404	$ 28,200	$ 984,604
Adumbi Project
Total	786,907		786,907
Ngayu Project
Total	$ 169,497	$ 28,200	$ 197,697